TREASURY SHARES AND REVERSE ADS SPLIT - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
TREASURY SHARES AND REVERSE ADS SPLIT
Number of ADSs repurchased	1,306,486
Shares repurchased, amount	$ 17,400,000
Shares cancelled, shares	438,137
Treasury stock, Number of ADSs	868,349
Number of ADSs reissued		769,077	665,121
Treasury stock reissued	$ 24,818